Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 3,541,657,860	$ 3,127,608,443
Deemed loans	(342,603)	(375,973)
Net assets available for benefits per Form 5500	$ 3,541,315,257	$ 3,127,232,470